Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2014
Registrant Name	dei_EntityRegistrantName	FIDELITY COVINGTON TRUST
Central Index Key	dei_EntityCentralIndexKey	0000945908
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2015
Prospectus Date	rr_ProspectusDate	Nov. 29, 2014